Fair Value Measurements (Details) - Schedule of marketable securities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Matures within one year:
Amortized cost	$ 83,264	$ 127,471
Gross unrealized gain	2,104	620
Gross unrealized loss	(14)	(131)
Fair value	85,354	127,960
Matures within one year: Corporate debentures [Member]
Matures within one year:
Amortized cost	13,106	27,624
Gross unrealized gain	210	24
Gross unrealized loss		(11)
Fair value	13,316	27,637
Matures within one year, Government debentures [Member]
Matures within one year:
Amortized cost	402	4,930
Gross unrealized gain
Gross unrealized loss
Fair value	402	4,930
Matures within one year [Member]
Matures within one year:
Amortized cost	13,508	32,554
Gross unrealized gain	210	24
Gross unrealized loss		(11)
Fair value	13,718	32,567
Matures after one year through three years: Corporate debentures [Member]
Matures within one year:
Amortized cost	63,611	91,887
Gross unrealized gain	1,815	575
Gross unrealized loss	(3)	(117)
Fair value	65,423	92,345
Matures after one year through three years: Government debentures [Member]
Matures within one year:
Amortized cost	6,145	3,030
Gross unrealized gain	79	21
Gross unrealized loss	(11)	(3)
Fair value	6,213	3,048
Matures after one year through three years [Member]
Matures within one year:
Amortized cost	69,756	94,917
Gross unrealized gain	1,894	596
Gross unrealized loss	(14)	(120)
Fair value	$ 71,636	$ 95,393